OTHER RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended													3 Months Ended					9 Months Ended	12 Months Ended
	Aug. 07, 2019	Mar. 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	May 31, 2018	Apr. 30, 2018	May 31, 2009	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2011	Apr. 30, 2011	Mar. 26, 2009	Mar. 05, 2009
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current		$ 33,152								$ 9,087					$ 33,152		$ 9,087			$ 0	$ 0	$ 9,087
Repayments of Related Party Debt																$ 62,743					97,743	113,145
Notes Payable, Related Parties		$ 33,152								106,830					33,152		106,830			28,824	28,824	106,830
Interest Expense, Related Party															897	1,751					5,975	21,976
Debt Conversion, Original Debt, Amount						$ 25,000	$ 160,000	$ 53,723		158,667	$ 52,416				0	53,723					238,723	211,083
Proceeds from Issuance of Common Stock															0	0					0	47,000
Stock Issued During Period, Shares, Issued for Services (in Shares)		2,500	2,500	1,000	2,500				3,000				17,000						17,616
Stock Issued During Period, Value, Issued for Services		$ 11,500	$ 11,500	$ 4,400	$ 15,000				$ 26,600				$ 174,800		38,000	26,600			$ 43,664	46,000		1,843,664
Operating Leases, Rent Expense																					3,000
Accounts Payable, Related Parties		0													0	13,018
The 2018 Convertible Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												9.00%
Debt Instrument, Face Amount												$ 895,000
Debt Conversion, Original Debt, Amount																37,377	200,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 4.00
President, Director, and Chief Scientific Officer [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current																									$ 96,462	$ 21,888
Debt Instrument, Interest Rate, Stated Percentage																													5.00%
Repayments of Related Party Debt																						21,888
Chief Executive Officer [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current																								$ 88,000
Debt Instrument, Interest Rate, Stated Percentage																							0.00%							5.00%
Repayments of Related Party Debt																						91,257
Debt Instrument, Face Amount																														$ 75,000
Proceeds from Related Party Debt														$ 13,000									$ 66,000
Notes Payable, Related Parties										62,743							62,743			0	0	62,743
Interest Expense, Related Party																					6,574	15,278
Chief Executive Officer [Member] | Principal [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Repayments of Related Party Debt																					62,743
Chief Executive Officer [Member] | Accrued Interest [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Repayments of Related Party Debt																					55,000
Immediate Family Member of Management or Principal Owner [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%																											10.00%
Repayments of Related Party Debt	$ 65,197
Debt Instrument, Face Amount																												$ 50,000
Interest Expense, Related Party																					1,493	2,500
Debt Conversion, Original Debt, Amount																								$ 25,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.1300																							$ 0.60
Immediate Family Member of Management or Principal Owner [Member] | 2011 Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																											10.00%
Debt Instrument, Face Amount																											$ 10,000
Notes Payable, Related Parties										35,000							35,000			0	0	35,000
Interest Expense, Related Party																					597	1,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.20
Immediate Family Member of Management or Principal Owner [Member] | The 2018 Convertible Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												9.00%
Debt Instrument, Face Amount												$ 40,000
Notes Payable, Related Parties		$ 46,872								$ 40,000					46,872		$ 40,000			$ 45,975	45,975	40,000
Interest Expense, Related Party																					3,599	2,376
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 4.00
Immediate Family Member of Management or Principal Owner [Member] | Building [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Rent Expense																					3,000	5,600
Related Party Transaction, Expenses from Transactions with Related Party																					$ 8,168	$ 2,130
Charles Mulrey and Family [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)												7,500
Sale of Stock, Price Per Share (in Dollars per share)												$ 4.00
Proceeds from Issuance of Common Stock												$ 30,000
One of Directors, Dr. Kevin Doody [Member] | Restricted Stock [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)												151,000						150,000,000,000
Stock Issued During Period, Value, Issued for Services												$ 1,540,000						$ 1,530,000
Guarantor Subsidiaries [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Related Party															0	616
Guarantor Subsidiaries [Member] | 2011 Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Related Party															0	247
Guarantor Subsidiaries [Member] | The 2018 Convertible Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Related Party															3,431	3,393
Guarantor Subsidiaries [Member] | Building [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Rent Expense															0	1,800
Related Party Transaction, Expenses from Transactions with Related Party															$ 0	$ 778